Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 5,569,600	$ 5,459,309
Accounts receivables	988,641	343,041
Prepayment and other current assets	1,515,662	1,693,897
Total current assets	8,073,903	7,496,247
Non-current assets
Restricted cash – non-current	1,920,000	1,920,000
Property and equipment, net	39,570	42,363
Oil and gas property - subject to amortization, net	8,668,601	9,035,337
Oil and gas property - not subject to amortization	1,224,667	1,224,667
Right of use assets, net	509,203	833,985
Deferred charges	810,395	839,191
Other non-current assets	1,435,700	1,363,586
Total non-current assets	14,608,136	15,259,129
Total assets	22,682,039	22,755,376
Current liabilities
Accounts payables	584,395	596,218
Amount due to a related party	1,335	1,383
Short-term operating lease liabilities	397,963	554,905
Accrued expenses	162,922	228,624
Taxes payable	145,383	60,986
Other current liabilities	36,338	18,248
Warrant liabilities	141,386
Total current liabilities	1,469,722	1,460,364
Non-current liabilities
Asset retirement obligations	686,435	724,572
Warrant liabilities		363,932
Long-term operating lease liabilities	111,240	279,080
Provision for post-employment benefits	290,283	268,908
Total non-current liabilities	1,087,958	1,636,492
Total liabilities	2,557,680	3,096,856
Commitments and contingencies (Note 12)
Shareholders’ equity
Preferred shares (par value $0.00266667; 3,750,000 shares authorized, nil shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively)
Ordinary shares (par value $0.00266667; 37,500,000 shares authorized, 15,386,840 and 14,987,474 shares issued and outstanding as of June 30, 2026 and December 31, 2025)	41,031	39,966
Additional paid-in capital	72,884,888	70,538,866
Accumulated deficit	(52,909,664)	(51,026,783)
Accumulated other comprehensive income	108,104	106,471
Total shareholders’ equity	20,124,359	19,658,520
Total liabilities and shareholders’ equity	$ 22,682,039	$ 22,755,376